Pro Forma Information Presenting Consolidated Results of Operations of Mast Therapeutics and SynthRx (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Pro forma information presenting consolidated results of operations of ADVENTRX and SynthRx
Revenues
Loss from operations	(13,795,615)
Net loss applicable to common stock	$ (13,658,635)
Net loss per share, basic and diluted	$ (0.47)